5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAdditionalProvisionDiscontinuedOperationsLineItems [Line Items]
Additional provision in discontinued operations	R$ 175	R$ 157	R$ 134
Accounts receivable from credit card operators
DisclosureOfAdditionalProvisionDiscontinuedOperationsLineItems [Line Items]
Additional provision in discontinued operations	24	1	1
Consumer financing CDCI
DisclosureOfAdditionalProvisionDiscontinuedOperationsLineItems [Line Items]
Additional provision in discontinued operations	131	139	124
Accounts receivable from freight companies
DisclosureOfAdditionalProvisionDiscontinuedOperationsLineItems [Line Items]
Additional provision in discontinued operations	9	9	8
Accounts receivable b2b
DisclosureOfAdditionalProvisionDiscontinuedOperationsLineItems [Line Items]
Additional provision in discontinued operations	R$ 11	R$ 8	R$ 1